Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Account Value	$ 10,922	$ 10,696	$ 10,861	$ 11,939	$ 11,989	$ 11,346	$ 10,682	$ 10,666	$ 10,672	$ 10,228	$ 10,000
BB MBS/BB Short Treasury 50/50 Blend
Account Value [Line Items]
Account Value	11,307	10,887	10,779	11,306	11,323	10,909	10,455	10,380	10,357	10,120	10,000
Bloomberg Short Treasury Index
Account Value [Line Items]
Account Value	$ 11,643	$ 11,044	$ 10,683	$ 10,699	$ 10,687	$ 10,483	$ 10,229	$ 10,098	$ 10,049	$ 10,012	$ 10,000